SEGMENT AND GEOGRAPHICAL INFORMATION (Revenue by Country) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenue	$ 255,576	$ 187,022	$ 172,929
Other
Segment Reporting Information [Line Items]
Revenue	11,803	11,209	13,508
GERMANY
Segment Reporting Information [Line Items]
Revenue	108,692	61,765	49,771
UNITED STATES
Segment Reporting Information [Line Items]
Revenue	47,733	41,817	39,983
NETHERLANDS
Segment Reporting Information [Line Items]
Revenue	$ 87,348	$ 72,231	$ 69,667